Securities - Held-to-Maturity, Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 168	$ 168	$ 0
Provision for credit losses		2,989	168
Recoveries credited to the allowance		0	0
Securities HTM charged against the allowance	(3,000)	(3,000)	0
Balance at end of period		157	168
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	1	1	0
Provision for credit losses		3	1
Recoveries credited to the allowance		0	0
Securities HTM charged against the allowance		0	0
Balance at end of period		4	1
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	39	39	0
Provision for credit losses		(6)	39
Recoveries credited to the allowance		0	0
Securities HTM charged against the allowance		0	0
Balance at end of period		33	39
Corporate
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	123	123	0
Provision for credit losses		2,993	123
Recoveries credited to the allowance		0	0
Securities HTM charged against the allowance		(3,000)	0
Balance at end of period		116	123
Trust preferred
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 5	5	0
Provision for credit losses		(1)	5
Recoveries credited to the allowance		0	0
Securities HTM charged against the allowance		0	0
Balance at end of period		$ 4	$ 5